Property, plant and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4,596	$ 4,694
Impairment of property, plant and equipment	$ 0	$ 0